UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                             Investment Company Act
                              file number 811-6027

                              KAVILCO INCORPORATED
               (Exact name of registrant as specified in charter)

                        600 UNIVERSITY STREET, SUITE 3010
                         SEATTLE, WASHINGTON 98101-1129
               (Address of Principal executive offices) (Zip Code)

Registrant's telephone number, including area code: (206) 624-6166

Date of fiscal year end: December 31

Date of reporting period: January 1, 2003 - June 30, 2003

ITEM 1. EXCERPTS FROM NEWSLETTER TO SHAREHOLDERS REGARDING FINANCIAL STATEMENTS

Note to the SEC: Kavilco Inc is an Alaska Native Corporation that operates under the Investment Company Act of 1940. The Alaska Native Claims Settlement Act, which is our primary regulating authority, places numerous restrictions on the company's stock. Kavilco's stock can only be transferred by court decree or gifting to a blood relative and cannot be sold or used as collateral. The following discussion has been edited so that only the portfolio and financial issues from Kavilco's newsletter are attached to the N-CSR. Topics that were not addressed in our filing are Notice of Annual Meeting of Shareholders, Direct Deposit, Application for Appropriation, News from Kasaan, and a Memorial for Rosemarie Trambitas.

PORTFOLIO
A Mid-Year Review

There continues to be a powerful tug-of-war between massive policy reflation and the lingering after-effects of the various shocks that have hit the economy during the past three years. The sharp drop in interest rates and tax cuts have been successful in sustaining consumer spending, but have not yet managed to trigger a rebound in business spending. Corporate executives remain extremely cautious, focused more on cost cutting and balance sheet restructuring than on expanding.

Since the beginning of the year the Dow Jones Industrials, S&P 500 composite index and the NASDAQ 100 had increases of 7.7%, 11%, and 22%, respectively. Everything looks great about this stock market advance except for one item-VALUES. Every bull market in history has started form a base of stocks at great values. Great values, historically, have been characterized by two phenomena-low price/earnings ratios (P/E) and high dividend yields. The S&P 500 stock index is the best indicator of the overall market sentiment. The average S&P dividend yield over the last 13 bear market lows was 4.7% with a P/E of 11.0. The June 30th dividend yield was 1.7% with a P/E of 31.6.
Before the recent stock market bubble, P/E's in the 22 range was indicative of an overvalued stock market. Rallies in a bear market can be violent and spectacular, often better than "the real thing." A few pundits from the value school of investing have made the case that the bear market has not even started. One thing for sure, we have not seen anything even suggesting a bear market bottom.

Turning our attention to the portfolio, you will note that Kavilco had a net unrealized gain of $691,784. The gain is courtesy of Fed Chairman Alan Greenspan's statements in May that deflation was a major concern of the Federal Reserve Board. The bond market rallied on these statements only to sober up in mid June when bond investors realized that the fed policy is inflationary. By the end of July, bond investors drove up interest rates, which vaporized Kavilco's unrealized gain.

As far as our fallen angels (companies in our portfolio that are under financial stress) are concerned, Qwest Communication has sold their directory business, which has provided much needed cash flow. According to analytical reports, this will buy Qwest more time to get their financial house in order. In September, Ford Motor Company and General Motors will be actively involved in union contract negotiations. Plant closures and pension liabilities are the main issues that must be addressed if these companies are going to survive in the highly competitive automobile market. Selling any of these positions will result in losses that will be offset by selling bonds that have capital gains potential. The problem with this strategy is that we have the perennial re-investment risk. That is, giving up yields in the 7% range only to re-invest at a substantial decrease in yield.

Last year, we had bonds that were sold or matured that carried a +7% yield. Currently, interest rates are at a 40-year low with money market funds yielding a whopping .6% and Treasury bonds in the 2-3% range. This translates into lost revenue in the neighborhood of $250,000. To make up for this deficit, we have employed a strategy where we actively trade the 10-year Treasury bond. We have had some success with this strategy, however, it is too early to tell if we can make up the deficit in earnings.

Possible Reduction In Fall Dividend
Last year three unique financial events occurred that played a major role in your dividend. First, due to a computer glitch, interest income was overstated by $103,000. This was discovered after the November dividend payment. The Second event was a rent-for-land swap deal with Rayonier Timber. Rayonier owed us $120,000 for back rent on our log storage site. In lieu of payment we obtained property and a mining claim that was contiguous to our property. The last issue is a major decline in interest rates which has severely crimped our interest earnings. So the combined effect of these issues is in the neighbor-hood of $370,000. We have employed a strategy that is designed to try and off-set interest income issues. However, there is no way we can make up for the lost rental income. There are four months left until dividend payments and we are trying diligently to make up some of the short fall in earnings.

KAVILCO INCORPORATED


STATEMENT OF ASSETS                     FOR THE SIX MONTHS
AND LIABILITIES                         ENDED JUNE 30, 2003(UNAUDITED)

ASSETS

Securities, at value -
 Identified cost of $26,623,492        $29,799,210
Real Estate at fair value                3,588,815
Cash                                     7,006,256
Interest receivable                        527,724
Prepaid expenses and other assets           29,778
Premises and
 equipment (Net of depreciation)             7,333
                                       -----------

     Total Assets                       40,959,116
                                       -----------

LIABILITIES

Accounts payable and accrued expenses          139
                                       -----------

     Total Liabilities                         139
                                       -----------

NET ASSETS(12,000 shares outstanding)  $40,958,977
                                       ===========

Net asset value per outstanding share
 ($40,958,977 divided by 12,000
 shares outstanding)                     $3,413.25
                                       ===========

 See accompanying notes to the Financial Statement

KAVILCO INCORPORATED


SCHEDULE OF INVESTMENTS                 FOR THE SIX MONTHS
                                        ENDED JUNE 30, 2003 (UNAUDITED)

                                        PRINCIPAL
                                        AMOUNT/SHARES   VALUE
--------------------------------------------------------------------
INVESTMENTS IN SECURITIES -
     72.8% OF NET ASSETS
 U.S. Government Securities - 18.7%
  U.S. Treasury Notes, 7.25%
   due August 15, 2004                 5,000,000       $ 5,346,090
  Federal National Mortgage
   Association, 6.210%
   due November 7, 2007                1,000,000         1,154,376
  Federal National Mortgage
   Association, 6.150%
   due December 10, 2007               1,000,000         1,154,056
                                                        -----------
     Total U.S. Government Securities
      (cost $6,871,504)                                  7,654,522
                                                        -----------
CORPORATE OBLIGATIONS - 53.8%
 Auto and truck - 4.5%
  Ford Motor Company, 6.625%
   due February 15, 2028               1,000,000           851,442
  General Motors Corp., 7.70%
   due April 15, 2016                  1,000,000         1,026,001
 Banking - 5.5%
  Chase Manhattan Corp., 6.50%
   due January 15, 2009                2,000,000         1,113,003
  Chemical Bank Corp., 7.875%
   due July 15, 2006                   1,000,000         1,152,059
 Beverage (soft drink) - 2.2%
  Coca-Cola Enterprises, 8.50%
   due February 1, 2012                  700,000           911,344
 Diversified financial services - 3%
  General Electric Capital Corp., 8.50%
   due July 24, 2008                   1,000,000         1,240,963
 Electric Utility - 5.6%
  Nisource Financial Corp., 7.50%
   due November 15, 2003               1,000,000         1,020,000
  Northern State Power, 6.50%
   due March 1, 2028                   1,000,000         1,073,470
  Patomac Electric Power, 6.5%
   due March 15, 2008                    190,000           251,141
 Entertainment - 0.7%
  Walt Disney Co., 5.80%
   due October 27, 2008                  290,000           314,218
 Finance - auto loans - 2.1%
  General Motors Acceptance Corp.,
   6.625% due October 15, 2005           827,000           877,642
 Financial Services - 2.5%
  Marsh & McLennan Co. Inc., 6.625%
   due June 15, 2004                   1,000,000         1,050,202
 Food Processing - 6.0%
  Heinz Corp., 6.00%
   due March 15, 2008                    229,000           260,225
  Hershey Foods Corp., 6.95%
   due August 15, 2012                 1,000,000         1,196,376
  Unilever Cap Corp., 6.75%
   due August 1, 2003                  1,000,000         1,018,020
 Petroleum (integrated) - 2.5%
  Texaco Capital Inc., 5.70%
   due December 1, 2008                  975,000         1,058,352
 Retail Store - 3.2%
  Dayton Hudson, 8.60%
   due January 15, 2012                  100,000           131,954
  Wal-Mart Stores, 6.875%
   due August 10, 2009                 1,000,000         1,198,710

KAVILCO INCORPORATED


SCHEDULE OF INVESTMENTS (CONTINUED)     FOR THE SIX MONTHS
                                        ENDED JUNE 30, 2003 (UNAUDITED)

                                        PRINCIPAL
                                        AMOUNT/SHARES   VALUE
--------------------------------------------------------------------
 Securities Brokerage - 8.9%
  Bear Stearns Co. Inc., 6.150%
   due March 2, 2004                     172,000           177,576
  Bear Stearns Co. Inc., 7.625%
   due December 7, 2009                1,000,000         1,222,837
  Merrill Lynch & Co., 6.375%
   due October 15, 2008                1,000,000         1,155,024
  Paine Webber Group, Inc., 8.875%
   due March 15, 2005                  1,000,000         1,111,324
 Telecommunication Services - 6.4%
  GTE Corp., 6.460%
   due April 15, 2008                    500,000           572,298
  Pacific Bell, 6.125%
   due February 15, 2008               1,000,000         1,127,025
  U.S. West Communications, Inc., 7.5%
   due June 15, 2023                   1,000,000           930,000
                                                        ----------
     Total Corporate Obligations (cost $19,701,710)     22,005,206
                                                        ----------
COMMON STOCK - 0.3% OF NET ASSETS
 Technology - 0.3%
  Microsoft Corp.                          2,720           139,482
                                                         ---------
     Total common stock (cost $50,277)                     139,482
                                                         ---------
       Total investments in securities
         (identified cost $26,623,491)

TOTAL PORTFOLIO                                        $29,799,210
                                                       ===========

     See accompanying notes to the Financial Statement

KAVILCO INCORPORATED


STATEMENT OF OPERATIONS                 FOR THE SIX MONTHS
                                        ENDED JUNE 30, 2003 (UNAUDITED)
-----------------------------------------------------------------------
INVESTMENT INCOME

Income
 Interest and Dividend                 $1,011,215
 Net amortization of premiums               5,009
                                       ----------
     Total income                       1,016,224

Expenses
 Salaries and benefits                    130,352
 Legal and accounting services             14,913
 Director's compensation and expenses     115,755
 Insurance expense                         30,226
 General and administrative                78,137
                                       ----------
     Total expenses                       369,383
                                       ----------
Investment income, net                    646,841
                                       ----------
REALIZED AND UNREALIZED NET GAIN ON INVESTMENTS

Net realized gain on securities           189,837
Increase (decrease) in net unrealized
 gain on investments (Note #1)            691,784
                                       ----------
     Net gain on investments              881,621
                                       ----------
OPERATING INCOME                        1,528,462

Other income                               19,245

Net increase (decrease) in net
 assets resulting from operations      $1,547,707
                                      ===========

 See accompanying notes to the Financial Statement

KAVILCO INCORPORATED


STATEMENT OF CHANGES                    FOR THE SIX MONTHS IN
NET ASSETS                              ENDED JUNE 30, 2003 (UNAUDITED)
-----------------------------------------------------------------------
INCREASE IN NET ASSETS

Operations
 Net investment income                 $   646,841
 Net other income                           19,245
 Realized gain on securities               189,837
 Net increase (decrease) in
   unrealized appreciation on
   investments (Note #1)                   691,784

     Net increase in net assets
      from operations                    1,547,707

Dividends to shareholders                 (312,000)
                                        -----------
     Total increase in net assets        1,235,707

NET ASSETS

Beginning of period                     39,723,270
                                       -----------
Six months ended June 30, 2003         $40,958,977
                                       ===========

 See accompanying notes to Financial Statements

NOTES TO THE FINANCIAL STATEMENTS FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

NOTE 1. SEC COMPLIANCE
The following information dicussed in Notes 1 and 2 are required to be conveyed to shareholders pursuant to Section 30 of the Investment
Company Act of 1940.
Board fees               $31,900
Officer's Compensation  $100,490

NOTE 2. PURCHASES AND SALES OF SECURITIES
Purchases and sales of Treasury Bonds for the 6 months ended June 30, 2003 totaled $6,914,375 and $9,094,375 respectively.

NOTE 3. UNREALIZED GAIN ON INVESTMENTS
Unrealized gain/loss is an accounting adjustment and does not enter into the calculation of dividend payments. The $691,621 unrealized gain is directly associated with statements made by Alan Greenspan, Chairman of the Federal Reserve Board. In early May, the Fed said it was concerned about deflation. His statement resulted in a major bond market rally which increased our portfolio value. In mid-June the bond market reversed course and the entire gain disappeared by mid-July.

ITEM 2. CODE OF ETHICS

Not Applicable (disclosure required in Annual Report on N-CSR only).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable (disclosure required in Annual Report on N-CSR only).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable (disclosure required in Annual Report on N-CSR only).

ITEM 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES
(a) The registrant's President and Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2 under the Investment Company Act of 1940) are effective in design and operation and are sufficient to form the basis of the certifications required, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. - EXHIBITS

(a)  Not Applicable
(b)(1) Filed as Exhibit
(b)(2) Filed as Exhibit

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of Kavilco Incorporated and in the capacities and on the dates indicated.

By /s/Louis A. Thompson
Louis A. Thompson
Chief Executive Officer
August 21, 2003

By /s/Scott Burns
Scott Burns
Chief Financial Officer
August 21, 2003